Schedule of deposits, prepayments and other receivables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Deposits (non-current)	$ 1,617,174	$ 12,586,949	$ 10,898,645
Deposits (current)	1,512,245	11,770,255	12,564,617
Prepayments	782,760	6,092,454	5,428,473
Other receivables	901	7,017	7,017
Deposits, prepayments and other receivables	$ 2,295,906	$ 17,869,726	$ 18,000,107